Long-term Debt - Summary of Contractual Terms of Groups Interest-bearing Long-term Debt Measured at Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current liabilities
Unsecured revolving facilities	$ 239,406	$ 123,666
Unsecured term loan	0	321,852
Unsecured debenture	157,743	156,479
Unsecured senior notes	778,613	150,000
Conditional sales contracts	68,746	77,550
Non-current portion of non-current borrowings	1,244,508	829,547	[1]
Current liabilities
Current portion of unsecured revolving facilities	0	7,461
Current portion of unsecured term loan	324,444	0
Current portion of conditional sales contracts	39,142	35,536
Current borrowings and current portion of non-current borrowings	$ 363,586	$ 42,997

[1]	Recasted for change in accounting policy (see note 10)